FLORENCE ROYALTY OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Florence Royalty Obligation [Abstract]
Disclosure of florence royalty obligation [Table Text Block]
Proceeds from Florence royalty obligation	67,695
Deferred financing fees	(1,086)
Accretion and fair value adjustments on Florence royalty obligation (Note 9)	12,993
Unrealized foreign exchange loss	4,781
Florence royalty obligation as at December 31, 2024	84,383